UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2012


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2012

                                                                      (Form N-Q)

                                             (C)2013, USAA. All rights reserved.

48458-0213
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PORTFOLIO OF INVESTMENTS

December 31, 2012 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., DEPFA Bank plc, Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., or Societe Generale.

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1   | USAA Tax Exempt Short-Term Fund
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(LOC)       Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Duke Realty Corp., Fannie Mae, National Rural Utility Corp., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
ISD      Independent School District
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
December 31, 2012 (unaudited)

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (50.9%)

            ALABAMA (0.4%)
$    1,265  Montgomery Medical Clinic Board                  4.50%      3/01/2013     $    1,270
     1,200  Montgomery Medical Clinic Board                  4.50       3/01/2014          1,228
     2,480  Montgomery Medical Clinic Board                  4.50       3/01/2015          2,586
     2,595  Montgomery Medical Clinic Board                  4.50       3/01/2016          2,735
                                                                                      ----------
                                                                                           7,819
                                                                                      ----------
            ARIZONA (0.4%)
     1,000  Pinal County Correctional Facilities IDA (INS)   5.25      10/01/2013          1,024
     1,710  Pinal County Correctional Facilities IDA (INS)   5.25      10/01/2014          1,794
     5,365  State (INS)                                      5.00      10/01/2015          5,936
                                                                                      ----------
                                                                                           8,754
                                                                                      ----------
            CALIFORNIA (5.4%)
     5,000  Community College Financing Auth.                2.50       6/28/2013          5,031
     5,000  Golden State Tobacco Securitization Corp.        5.00       6/01/2015          5,439
     7,000  Golden State Tobacco Securitization Corp.        5.00       6/01/2016          7,847
     3,000  Golden State Tobacco Securitization Corp.        5.00       6/01/2017          3,433
     5,000  Irvine USD Community Facilities District (INS)   5.00       9/01/2014          5,328
     3,730  Irvine USD Community Facilities District (INS)   5.00       9/01/2015          4,097
     5,885  Irvine USD Community Facilities District (INS)   5.00       9/01/2016          6,583
       500  Los Angeles County                               5.00       3/01/2021            596
     1,000  Los Angeles County                               5.00       9/01/2021          1,190
    14,785  Public Works Board                               5.00      10/01/2015         16,383
     2,000  Public Works Board                               5.00       4/01/2019          2,349
     2,700  Public Works Board                               5.00      11/01/2019          3,188
     1,000  Public Works Board                               5.00       4/01/2020          1,189
     1,500  Public Works Board                               5.00       4/01/2021          1,805
     2,000  Salinas USD (INS)                                4.21 (a)   6/01/2014          1,974
     1,000  Salinas USD (INS)                                4.21 (a)  10/01/2014            982
     6,000  School Cash Reserve Program Auth.                2.50       1/31/2013          6,008
     8,000  School Cash Reserve Program Auth.                2.00       2/01/2013          8,005
    15,000  State                                            5.00      10/01/2017         17,698
    17,500  Statewide Communities Dev. Auth.                 5.00       6/15/2013         17,880
                                                                                      ----------
                                                                                         117,005
                                                                                      ----------
            COLORADO (0.7%)
       160  Beacon Point Metropolitan District
              (LOC - Compass Bank)                           4.38      12/01/2015            161
     1,865  Denver Health and Hospital Auth.                 5.00      12/01/2014          1,980
     1,000  Denver Health and Hospital Auth.                 5.00      12/01/2015          1,089
     1,475  Denver Health and Hospital Auth.                 5.00      12/01/2016          1,630
     1,335  Health Facilities Auth.                          5.00       6/01/2013          1,358
     2,000  Health Facilities Auth.                          5.00       6/01/2015          2,169
       110  Health Facilities Auth. (ETM)                    5.00      11/15/2015            124
     1,890  Health Facilities Auth.                          5.00      11/15/2015          2,124
       160  Health Facilities Auth. (ETM)                    5.00      11/15/2016            187
     2,840  Health Facilities Auth.                          5.00      11/15/2016          3,283

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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    1,650  High Plains Metropolitan District
              (LOC - Compass Bank)                           4.38%     12/01/2015     $    1,708
                                                                                      ----------
                                                                                          15,813
                                                                                      ----------
            CONNECTICUT (0.3%)
     2,050  West Haven                                       3.00       5/30/2013          2,063
       750  West Haven                                       4.00       8/01/2013            760
       500  West Haven                                       4.00       8/01/2014            518
     2,235  West Haven (INS)                                 5.00       8/01/2020          2,563
                                                                                      ----------
                                                                                           5,904
                                                                                      ----------
            DISTRICT OF COLUMBIA (0.1%)
     2,740  Community Academy (INS)                          4.50       5/01/2017          2,773
                                                                                      ----------
            FLORIDA (3.8%)
     4,500  Gulf Breeze City                                 3.10      12/01/2020          4,626
     1,385  Higher Educational Facilities Financing Auth.    5.00       4/01/2021          1,612
     1,000  Highlands County Health Facilities               5.00      11/15/2014          1,082
     1,000  Highlands County Health Facilities               5.00      11/15/2015          1,120
     3,500  Highlands County Health Facilities               5.00      11/15/2016          4,019
     1,235  Highlands County Health Facilities               5.00      11/15/2016          1,420
    10,000  Hurricane Catastrophe Fund Finance Corp.         5.00       7/01/2014         10,673
     1,000  Jacksonville                                     5.00      10/01/2019          1,217
     4,580  Jacksonville                                     5.00      10/01/2020          5,615
     1,720  Lee County IDA                                   3.75      10/01/2017          1,718
     3,165  Lee County IDA                                   4.75      10/01/2022          3,150
     1,775  Miami Beach Health Facilities Auth.              5.00      11/15/2019          2,031
     1,250  Miami Beach Health Facilities Auth.              5.00      11/15/2020          1,425
     7,500  Miami-Dade County IDA                            3.75      12/01/2018          8,172
     2,000  Orange County Health Facilities Auth.            5.00      10/01/2013          2,062
     1,200  Orange County Health Facilities Auth.            5.00      10/01/2016          1,341
     2,000  Palm Beach County School Board (INS)             5.00       8/01/2015          2,206
     3,290  Palm Beach County School Board                   5.50       8/01/2015          3,670
     2,820  Pinellas County Educational Facilities Auth.     4.00      10/01/2020          3,050
    10,000  Sunshine State Governmental Financing
              Commission                                     5.00       9/01/2017         11,318
     8,975  Sunshine State Governmental Financing
              Commission                                     5.00       9/01/2018         10,308
                                                                                      ----------
                                                                                          81,835
                                                                                      ----------
            GEORGIA (0.8%)
     3,000  Fulton County Dev. Auth. (ETM)                   4.00      11/15/2016          3,384
     3,000  Municipal Electric Auth. of Georgia              5.00       1/01/2016          3,354
     3,415  Private Colleges and Universities Auth.          5.00      10/01/2018          3,862
     1,255  Private Colleges and Universities Auth.          5.00      10/01/2019          1,438
     1,265  Private Colleges and Universities Auth.          5.00      10/01/2019          1,450
     3,770  Private Colleges and Universities Auth.          5.00      10/01/2020          4,343
                                                                                      ----------
                                                                                          17,831
                                                                                      ----------
            GUAM (0.2%)
     1,000  Education Financing Foundation                   4.00      10/01/2013          1,005
       760  Education Financing Foundation                   5.00      10/01/2014            779
     1,000  Power Auth.                                      5.00      10/01/2019          1,178
     1,500  Power Auth.                                      5.00      10/01/2020          1,771
                                                                                      ----------
                                                                                           4,733
                                                                                      ----------
            ILLINOIS (4.3%)
    20,000  Chicago (INS)                                    3.18 (a)   1/01/2018         17,905
    15,000  Chicago Board of Education (INS)                 2.54 (a)  12/01/2013         14,898
     7,140  Finance Auth.                                    4.50       2/15/2016          7,591

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    3,720  Finance Auth.                                    5.25%      5/01/2016     $    4,058
     5,940  Finance Auth.                                    4.50       2/15/2017          6,389
     2,410  Finance Auth.                                    5.00       8/15/2018          2,772
       655  Housing Dev. Auth.                               4.15       1/01/2014            669
       130  Housing Dev. Auth.                               4.20       1/01/2014            133
       595  Housing Dev. Auth.                               4.15       7/01/2014            614
       750  Housing Dev. Auth.                               4.20       7/01/2015            785
       400  Housing Dev. Auth.                               4.30       1/01/2016            422
       140  Housing Dev. Auth.                               4.35       1/01/2016            148
     5,000  Railsplitter Tobacco Settlement Auth.            5.00       6/01/2016          5,592
     6,500  Railsplitter Tobacco Settlement Auth.            5.00       6/01/2018          7,573
     4,160  Railsplitter Tobacco Settlement Auth.            5.25       6/01/2020          4,992
     1,090  Railsplitter Tobacco Settlement Auth.            5.25       6/01/2021          1,315
     3,000  State (INS)                                      5.00       1/01/2016          3,325
     5,000  State                                            4.50       6/15/2016          5,637
     7,000  State                                            5.00       8/01/2020          8,116
     1,500  State                                            1.50       6/15/2021          1,508
                                                                                      ----------
                                                                                          94,442
                                                                                      ----------
            INDIANA (2.2%)
    10,000  Finance Auth.                                    4.90       1/01/2016         10,919
     2,060  Health and Educational Facility Auth.            5.00       2/15/2013          2,072
    20,000  Jasper County (INS)                              5.60      11/01/2016         22,514
    10,000  Whiting Environmental Facilities                 5.00       7/01/2017         11,541
                                                                                      ----------
                                                                                          47,046
                                                                                      ----------

            IOWA (0.5%)
    10,000  Finance Auth. (INS)                              5.00       7/01/2014         10,604
                                                                                      ----------
            KANSAS (0.1%)
     2,000  La Cygne (INS)                                   4.05       3/01/2015          2,139
                                                                                      ----------
            LOUISIANA (0.4%)
     1,500  Office Facilities Corp.                          5.00       3/01/2016          1,683
     2,500  Offshore Terminal Auth.                          5.25       9/01/2016          2,561
     3,455  Public Facilities Auth.                          2.88      11/01/2015          3,570
                                                                                      ----------
                                                                                           7,814
                                                                                      ----------
            MAINE (0.1%)
     2,500  Jay                                              4.85       5/01/2019          2,605
                                                                                      ----------
            MARYLAND (0.5%)
    10,000  Anne Arundel County                              4.10       7/01/2014         10,124
       200  Health and Higher Educational Facilities Auth.,
              acquired 3/05/2003, cost $200 (b)              5.00       2/01/2013            201
                                                                                      ----------
                                                                                          10,325
                                                                                      ----------
            MASSACHUSETTS (0.9%)
    11,500  Dev. Finance Agency                              2.88      10/01/2014         11,965
       600  Dev. Finance Agency                              5.00       1/01/2015            634
       630  Dev. Finance Agency                              5.00       1/01/2016            679
       835  Dev. Finance Agency                              5.00       1/01/2017            915
     1,065  Dev. Finance Agency                              5.00       1/01/2018          1,186
     1,395  Dev. Finance Agency                              5.00       1/01/2019          1,561
     2,015  Health and Educational Facilities Auth.          5.00       7/01/2016          2,197
                                                                                      ----------
                                                                                          19,137
                                                                                      ----------
            MICHIGAN (0.9%)
     4,950  Dickinson County EDC                             5.75       6/01/2016          4,966

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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    2,165  Grand Traverse County Hospital Finance Auth.     5.00%      7/01/2018     $    2,523
     2,625  Grand Traverse County Hospital Finance Auth.     5.00       7/01/2019          3,103
     1,000  Hospital Finance Auth.                           5.00      11/15/2014          1,072
     1,000  Hospital Finance Auth.                           5.00      11/15/2015          1,103
     6,440  Housing Dev. Auth.                               1.00      10/01/2014          6,467
                                                                                      ----------
                                                                                          19,234
                                                                                      ----------
            MINNESOTA (0.4%)
     5,000  Agricultural and Economic Development Board (c)  4.75       2/15/2015          5,103
     1,335  Agricultural and Economic Development
              Board (INS)                                    5.00       2/15/2015          1,446
       565  Agricultural and Economic Development
              Board (INS)                                    5.00       2/15/2016            630
     1,000  Higher Education Facilities Auth.                4.00       4/01/2015          1,071
       250  St. Paul Housing and Redevelopment Auth.         5.00       5/15/2013            254
       250  St. Paul Housing and Redevelopment Auth.         5.00       5/15/2014            261
       250  St. Paul Housing and Redevelopment Auth.         5.00       5/15/2015            269
       300  St. Paul Housing and Redevelopment Auth.         5.00       5/15/2016            328
       325  St. Paul Housing and Redevelopment Auth.         5.25       5/15/2017            361
                                                                                      ----------
                                                                                           9,723
                                                                                      ----------
            MISSISSIPPI (0.5%)
     1,500  Hospital Equipment and Facilities Auth.          5.00       8/15/2013          1,538
     2,280  Hospital Equipment and Facilities Auth.          5.00       8/15/2014          2,414
     2,960  Hospital Equipment and Facilities Auth.          5.00      12/01/2014          3,102
     1,000  Hospital Equipment and Facilities Auth.          5.00       8/15/2015          1,090
     2,000  Hospital Equipment and Facilities Auth.          5.00       8/15/2016          2,228
                                                                                      ----------
                                                                                          10,372
                                                                                      ----------
            MISSOURI (0.7%)
     1,135  Cape Girardeau County IDA                        5.00       6/01/2014          1,177
     1,000  Cape Girardeau County IDA                        5.00       6/01/2017          1,090
     1,055  Joint Municipal Electric Utility
              Commission (INS)                               5.00       1/01/2015          1,122
     4,585  Riverside IDA (INS)                              4.50       5/01/2016          4,920
     7,150  St. Louis Airport (INS)                          5.00       7/01/2013          7,289
                                                                                      ----------
                                                                                          15,598
                                                                                      ----------
            NEW HAMPSHIRE (0.1%)
     3,000  Strafford County                                 5.00       2/19/2013          3,006
                                                                                      ----------
            NEW JERSEY (7.1%)
     6,010  Cedar Grove Township                             1.50       2/21/2013          6,014
    10,000  EDA                                              5.25       9/01/2019         12,262
     5,000  EDA                                              5.00       6/15/2020          5,874
     7,000  EDA                                              5.00       6/15/2021          8,208
     3,975  Harrison                                         3.38       2/15/2013          3,978
     5,055  Health Care Facilities Financing Auth.           4.00      11/15/2016          5,404
     2,000  Health Care Facilities Financing Auth.           5.00       7/01/2018          2,324
     2,000  Health Care Facilities Financing Auth.           5.00       7/01/2019          2,349
     2,000  Health Care Facilities Financing Auth.           5.00       7/01/2020          2,378
     7,398  Jersey City                                      2.00       4/18/2013          7,414
    17,580  Jersey City                                      1.50      12/13/2013         17,633
     5,965  Jersey City                                      2.00      12/13/2013          6,011
    10,000  Lyndhurst Township                               1.75       2/15/2013         10,004
     3,298  Lyndhurst Township                               1.75       3/21/2013          3,300
     9,333  Newark                                           2.40       2/20/2013          9,333
     4,074  Newark                                           2.50       6/28/2013          4,088
     5,000  Newark                                           2.00      12/11/2013          5,031
     1,080  Newark                                           2.00      12/11/2013          1,087
     5,000  Seaside Heights                                  2.00      12/19/2013          5,032

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    9,745  Tobacco Settlement Financing Corp.               5.00%      6/01/2014     $   10,265
     9,640  Transit Corp.                                    5.75       9/15/2014          9,682
    15,000  Transportation Trust Fund Auth.                  5.25      12/15/2017         17,020
                                                                                      ----------
                                                                                         154,691
                                                                                      ----------
            NEW MEXICO (0.1%)
       595  Jicarilla Apache Nation (c)                      5.00       9/01/2013            610
     1,325  Sandoval County                                  4.00       6/01/2015          1,364
                                                                                      ----------
                                                                                           1,974
                                                                                      ----------
            NEW YORK (8.9%)
     1,000  Albany IDA                                       5.50      11/15/2013          1,043
     3,500  Albany IDA                                       4.25      11/15/2014          3,711
     4,480  Albany IDA                                       5.00      11/15/2015          4,961
     3,181  Arcade                                           1.50       8/21/2013          3,190
     1,000  Dormitory Auth.                                  3.00       7/01/2013          1,005
     3,710  Dormitory Auth.                                  5.00       7/01/2013          3,790
     1,000  Dormitory Auth.                                  5.00       7/01/2013          1,021
     3,010  Dormitory Auth.                                  5.00       7/01/2014          3,184
     1,865  Dormitory Auth.                                  5.00       7/01/2014          1,946
     5,000  Dormitory Auth.                                  5.20       2/15/2015          5,020
     3,145  Dormitory Auth.                                  5.00       7/01/2015          3,433
     4,095  Dormitory Auth.                                  5.00       7/01/2015          4,470
     2,000  Dormitory Auth.                                  4.00       8/15/2015          2,167
       720  Dormitory Auth.                                  4.00       2/15/2016            789
     2,000  Dormitory Auth.                                  5.00       7/01/2016          2,169
     3,295  Dormitory Auth.                                  5.00       7/01/2016          3,684
     3,786  Glen Cove                                        2.50      10/24/2013          3,800
     7,203  Glen Cove (d)                                    2.50       1/10/2014          7,220
     4,750  Long Beach                                       3.40       3/01/2013          4,757
     1,700  Long Beach                                       4.15       4/19/2013          1,709
     3,020  Long Beach                                       3.00      12/20/2013          3,042
     3,000  Long Island Power Auth.                          5.25       6/01/2014          3,202
    20,000  New York City (e)                                5.00       8/01/2016         22,931
     6,500  Oyster Bay                                       2.00       6/07/2013          6,526
     8,000  Rockland County                                  2.50       3/06/2013          8,010
     2,500  Rockland County                                  4.00       6/06/2013          2,509
     6,000  Rockland County                                  3.75       6/28/2013          6,028
     6,560  Rockland County                                  2.50       9/24/2013          6,585
       500  Rockland County                                  4.00      12/15/2015            532
     1,345  Rockland County                                  3.50      10/01/2016          1,416
       550  Rockland County                                  5.00      12/15/2016            611
     1,410  Rockland County                                  3.50      10/01/2017          1,483
       550  Rockland County                                  5.00      12/15/2017            617
     1,475  Rockland County                                  3.50      10/01/2018          1,538
       550  Rockland County                                  5.00      12/15/2018            619
     1,520  Rockland County                                  3.50      10/01/2019          1,588
     1,575  Rockland County                                  3.50      10/01/2020          1,629
    15,000  Roosevelt Union Free School District             2.00       8/27/2013         15,070
     9,000  Schenectady School District                      1.50       1/18/2013          9,002
     2,500  Solvay                                           1.75       2/07/2013          2,501
     3,320  Solvay                                           2.00       2/07/2013          3,322
     2,500  Suffolk County EDC                               5.00       7/01/2019          2,938
     2,640  Suffolk County EDC                               5.00       7/01/2020          3,136
    10,000  Utica School District                            1.50       6/14/2013         10,019
     3,000  Westchester County Health Care Corp.             5.00      11/01/2015          3,293
     3,930  Yonkers                                          5.00      10/01/2017          4,492
     7,310  Yonkers                                          5.00      10/01/2018          8,506
                                                                                      ----------
                                                                                         194,214
                                                                                      ----------
            NORTH CAROLINA (0.4%)
     2,000  Eastern Municipal Power Agency                   5.00       1/01/2016          2,244

================================================================================

7  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    2,100  Medical Care Commission                          4.38%      7/01/2017     $    2,246
     3,855  Medical Care Commission                          5.00       7/01/2018          4,489
                                                                                      ----------
                                                                                           8,979
                                                                                      ----------
            OHIO (0.6%)
     4,515  American Municipal Power, Inc.                   5.00       2/15/2017          5,098
     4,500  Buckeye Tobacco Settlement Financing Auth.       5.00       6/01/2015          4,884
     1,530  Hancock County                                   4.00      12/01/2016          1,644
     1,875  Hancock County                                   4.25      12/01/2017          2,054
                                                                                      ----------
                                                                                          13,680
                                                                                      ----------
            OKLAHOMA (0.2%)
     1,580  Cherokee Nation (INS) (c)                        4.30      12/01/2016          1,700
     1,000  Norman Regional Hospital Auth. (INS)             5.00       9/01/2013          1,017
     1,090  Norman Regional Hospital Auth. (INS)             5.00       9/01/2014          1,133
                                                                                      ----------
                                                                                           3,850
                                                                                      ----------
            PENNSYLVANIA (2.4%)
    12,250  Allegheny County Hospital Dev. Auth.             5.00       5/15/2016         13,846
     1,065  Delaware County                                  4.00      10/01/2015          1,117
     1,110  Delaware County                                  4.00      10/01/2016          1,177
     1,155  Delaware County                                  5.00      10/01/2017          1,278
     1,195  Delaware County                                  5.00      10/01/2018          1,338
     4,000  EDA                                              2.75       9/01/2013          4,058
    10,000  Erie School District                             1.38       6/28/2013         10,011
     3,740  Higher Educational Facilities Auth.              5.00       5/15/2016          4,234
     1,500  Montgomery County IDA                            5.00      11/15/2016          1,668
     2,000  Montgomery County IDA                            5.00      11/15/2017          2,210
     5,175  St. Mary Hospital Auth.                          4.00      11/15/2016          5,608
     5,170  St. Mary Hospital Auth.                          4.00      11/15/2016          5,602
                                                                                      ----------
                                                                                          52,147
                                                                                      ----------
            PUERTO RICO (0.8%)
    14,000  Government Dev. Bank                             4.75      12/01/2015         14,357
     2,000  Industrial, Tourist, Educational, Medical and
              Environmental Control Facilities Financing
              Auth.                                          5.00       4/01/2017          2,128
     1,000  Industrial, Tourist, Educational, Medical and
              Environmental Control Facilities Financing
              Auth.                                          5.00       4/01/2019          1,063
       700  Industrial, Tourist, Educational, Medical and
              Environmental Control Facilities Financing
              Auth.                                          4.00       4/01/2020            691
                                                                                      ----------
                                                                                          18,239
                                                                                      ----------
            SOUTH CAROLINA (1.9%)
     1,485  Association of Governmental Organizations
              Educational Facilities Corp. (INS)             4.00      12/01/2016          1,589
    23,000  Berkeley County                                  4.88      10/01/2014         24,204
       795  Jobs EDA (INS)                                   4.05       4/01/2013            798
     1,000  Lexington County Health Services District, Inc.  5.00      11/01/2014          1,073
     3,950  Piedmont Municipal Power Agency                  5.00       1/01/2015          4,265
     7,715  Piedmont Municipal Power Agency                  5.00       1/01/2016          8,609
                                                                                      ----------
                                                                                          40,538
                                                                                      ----------
            TENNESSEE (0.1%)
     2,750  Shelby County Health, Educational, and
              Housing Facility Board                         5.00       9/01/2014          2,947
                                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            TEXAS (3.1%)
$    5,170  Brazos River Auth.                               4.90%     10/01/2015     $    5,594
     3,000  Dallas Fort Worth International Airport          5.00      11/01/2016          3,436
     1,335  Gregg County Health Facilities Dev. Corp.        5.00      10/01/2015          1,440
     2,105  Gregg County Health Facilities Dev. Corp.        5.00      10/01/2016          2,306
     6,035  Harris County Cultural Education Facilities      5.00       2/15/2015          6,563
     4,500  Harris County Cultural Education Facilities      5.00       2/15/2016          5,042
       535  Midlothian Dev. Auth. (INS)                      5.00      11/15/2013            548
       560  Midlothian Dev. Auth. (INS)                      5.00      11/15/2014            586
       390  Midlothian Dev. Auth. (INS)                      5.00      11/15/2015            414
     1,220  Northwest ISD (NBGA)                             4.01 (a)   2/15/2013          1,220
     1,000  Northwest ISD (NBGA)                             4.07 (a)   2/15/2014            995
     7,175  Red River Auth.                                  4.45       6/01/2020          7,883
     1,000  San Leanna Education Facilities Corp.            5.00       6/01/2013          1,015
     1,000  San Leanna Education Facilities Corp.            5.00       6/01/2015          1,080
     1,585  San Leanna Education Facilities Corp.            5.00       6/01/2017          1,774
     1,220  Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.00      11/15/2013          1,252
     1,100  Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.25      11/15/2013          1,125
      595   Tarrant County Cultural Education Facilities
              Finance Corp.                                  4.63      11/15/2014            614
     1,265  Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.25      11/15/2014          1,321
     1,470  Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.00       5/15/2015          1,540
     1,250  Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.75      11/15/2015          1,347
     1,000  Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.00      11/15/2017          1,102
     2,810  Tyler Health Facilities Dev. Corp.               5.00      11/01/2013          2,900
     4,575  Tyler Health Facilities Dev. Corp.               5.00      11/01/2014          4,865
     3,360  Tyler Health Facilities Dev. Corp.               5.00      11/01/2015          3,669
     6,155  Tyler Health Facilities Dev. Corp.               5.25      11/01/2016          6,926
                                                                                      ----------
                                                                                          66,557
                                                                                      ----------
            U.S. VIRGIN ISLANDS (0.2%)
     2,250  Water and Power Auth.                            4.75       7/01/2015          2,408
     2,700  Water and Power Auth.                            4.75       7/01/2016          2,953
                                                                                      ----------
                                                                                           5,361
                                                                                      ----------
            VIRGINIA (1.3%)
    18,665  Chesapeake Port Facility IDA (e)                 3.90       3/01/2013         18,743
     3,200  Housing Dev. Auth.                               3.05       3/01/2018          3,412
     3,200  Housing Dev. Auth.                               3.05       9/01/2018          3,426
     3,506  Marquis Community Dev. Auth.                     5.10       9/01/2036          2,955
     5,111  Marquis Community Dev. Auth.                     5.63 (a)   9/01/2041            559
                                                                                      ----------
                                                                                          29,095
                                                                                      ----------
            WISCONSIN (0.1%)
     1,200  Health and Educational Facilities Auth.          5.00       8/15/2021          1,412
                                                                                      ----------
            Total Fixed-Rate Instruments (cost: $1,058,068)                            1,108,196
                                                                                      ----------
            PUT BONDS (21.7%)

            ALABAMA (1.1%)
    10,000  Chatom IDB (NBGA)                                0.60       8/01/2037         10,000
     8,000  East Alabama Health Care Auth. (PRE)             5.00       9/01/2033          8,250

================================================================================

9  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    5,000  Mobile IDB                                       5.00%      6/01/2034     $    5,439
                                                                                      ----------
                                                                                          23,689
                                                                                      ----------
            ARIZONA (1.7%)
    20,400  Maricopa County Pollution Control Corp.          4.00       6/01/2043         21,363
    15,000  Navajo County                                    5.50       6/01/2034         15,875
                                                                                      ----------
                                                                                          37,238
                                                                                      ----------
            CALIFORNIA (3.6%)
     5,000  Bay Area Toll Auth.                              1.04 (f)   4/01/2045          5,007
    15,000  Bay Area Toll Auth.                              0.83 (f)   4/01/2047         14,999
     4,000  Contra Costa Transportation Auth.                0.51 (f)   3/01/2034          3,999
     5,585  Economic Recovery                                4.00       7/01/2023          5,863
    11,875  Economic Recovery                                5.00       7/01/2023         12,663
     5,000  Health Facilities Financing Auth.                5.00       7/01/2027          5,281
    10,000  Hemet USD                                        1.13 (f)  10/01/2036         10,095
     8,000  Municipal Finance Auth.                          2.38       2/01/2039          8,009
     6,965  Sacramento USD (INS)                             3.13 (f)   3/01/2040          7,044
     5,000  Statewide Communities Dev. Auth. (INS)           4.10       4/01/2028          5,045
                                                                                      ----------
                                                                                          78,005
                                                                                      ----------
            COLORADO (1.0%)
    10,000  E-470 Public Highway Auth.                       2.85 (f)   9/01/2039         10,005
    10,500  Health Facilities Auth.                          4.00      10/01/2040         11,469
                                                                                      ----------
                                                                                          21,474
                                                                                      ----------
            FLORIDA (1.1%)
     8,075  Miami-Dade County Health Facilities Auth. (INS)  4.55       8/01/2046          8,226
     5,000  Miami-Dade County IDA                            4.00      10/01/2018          5,331
     6,000  Miami-Dade County School Board                   5.00       5/01/2032          6,749
     2,500  Palm Beach County School Board                   5.00       8/01/2032          2,855
                                                                                      ----------
                                                                                          23,161
                                                                                      ----------
            GEORGIA (0.6%)
     2,325  Burke County Dev. Auth.                          0.90       1/01/2039          2,327
     8,000  Burke County Dev. Auth.                          2.50       1/01/2040          8,026
     2,015  Monroe County Dev. Auth.                         0.90       1/01/2039          2,015
                                                                                      ----------
                                                                                          12,368
                                                                                      ----------
            ILLINOIS (0.7%)
     1,250  Educational Facilities Auth.                     4.13       3/01/2030          1,355
     1,250  Educational Facilities Auth.                     4.13       3/01/2030          1,258
         5  Educational Facilities Auth. (PRE)               4.45       3/01/2034              5
     9,995  Educational Facilities Auth. (PRE)               4.45       3/01/2034         10,402
     2,500  Educational Facilities Auth.                     3.40      11/01/2036          2,668
                                                                                      ----------
                                                                                          15,688
                                                                                      ----------
            INDIANA (0.4%)
     3,460  Plainfield (NBGA)                                4.88       2/01/2035          3,527
     5,000  Whiting Environmental Facilities                 2.80       6/01/2044          5,163
                                                                                      ----------
                                                                                           8,690
                                                                                      ----------
            KENTUCKY (0.1%)
     3,435  Economic Dev. Finance Auth.                      0.80       4/01/2031          3,435
                                                                                      ----------
            LOUISIANA (0.5%)
    10,000  De Soto Parish                                   3.25       1/01/2019         10,309
                                                                                      ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            MICHIGAN (0.9%)
$   10,000  Hospital Finance Auth.                           5.50%     12/01/2034     $   10,425
     8,000  Strategic Fund Ltd.                              5.25       8/01/2029          8,575
                                                                                      ----------
                                                                                          19,000
                                                                                      ----------
            NEVADA (0.2%)
     4,835  Clark County                                     5.45       3/01/2038          4,868
                                                                                      ----------
            NEW JERSEY (0.2%)
     5,000  EDA                                              5.00       9/01/2029          5,580
                                                                                      ----------
            NEW MEXICO (0.5%)
    11,600  Farmington                                       2.88       4/01/2029         12,086
                                                                                      ----------
            NEW YORK (0.5%)
    10,000  MTA                                              0.98 (f)  11/01/2030          9,997
                                                                                      ----------
            OHIO (1.3%)
     5,000  Air Quality Dev. Auth.                           2.25      12/01/2023          5,021
     9,000  Air Quality Dev. Auth.                           2.25       8/01/2029          9,068
     4,000  Air Quality Dev. Auth.                           3.88      12/01/2038          4,108
     9,405  Water Dev. Auth.                                 3.38       7/01/2033          9,706
                                                                                      ----------
                                                                                          27,903
                                                                                      ----------
            PENNSYLVANIA (2.2%)
    10,000  Beaver County IDA                                4.75       8/01/2020         11,167
     5,100  Beaver County IDA                                2.70       4/01/2035          5,159
     7,575  Berks County Municipal Auth.                     1.63 (f)  11/01/2039          7,651
     2,000  Economic Dev. Financing Auth.                    1.75      12/01/2033          2,000
    17,500  Economic Dev. Financing Auth.                    3.00      12/01/2038         17,919
     3,000  Economic Dev. Financing Auth.                    3.00      12/01/2038          3,072
     2,000  Economic Dev. Financing Auth.                    3.38      12/01/2040          2,064
                                                                                      ----------
                                                                                          49,032
                                                                                      ----------
            TEXAS (2.3%)
     5,175  Gateway Public Facility Corp. (NBGA)             4.55       7/01/2034          5,466
    10,000  Harris County Cultural Education Facilities
              Finance Corp.                                  1.18 (f)  11/15/2045         10,023
    12,000  North Texas Tollway Auth.                        5.75       1/01/2038         13,675
    15,000  North Texas Tollway Auth. (PRE)                  5.00       1/01/2042         15,000
     5,000  Transportation Commission                        1.25       8/15/2042          5,011
                                                                                      ----------
                                                                                          49,175
                                                                                      ----------
            VIRGINIA (0.4%)
     8,000  Louisa IDA                                       5.38      11/01/2035          8,363
                                                                                      ----------
            WEST VIRGINIA (0.6%)
     7,000  EDA                                              4.85       5/01/2019          7,157
     5,000  EDA                                              3.13       3/01/2043          5,156
                                                                                      ----------
                                                                                          12,313
                                                                                      ----------
            WISCONSIN (1.2%)
    10,000  Health and Educational Facilities Auth.          4.75       8/15/2025         10,493
    14,350  Health and Educational Facilities Auth.          5.13       8/15/2027         15,932
                                                                                      ----------
                                                                                          26,425
                                                                                      ----------

================================================================================

11  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            WYOMING (0.6%)
$   14,000  Sweetwater County (e)                            3.90%     12/01/2014     $   14,154
                                                                                      ----------
            Total Put Bonds (cost: $456,982)                                             472,953
                                                                                      ----------
            ADJUSTABLE-RATE NOTES (0.3%)

            FLORIDA (0.3%)
     7,000  Citizens Property Insurance Corp.
              (cost: $7,000)                                 1.88       6/01/2013          7,042
                                                                                      ----------
            VARIABLE-RATE DEMAND NOTES (26.6%)

            ARIZONA (0.9%)
     9,295  Pima County IDA (LIQ) (c)                        0.28       7/01/2033          9,295
    11,500  Verrado Western Overlay Community Facilities
              District (LOC - Compass Bank)                  1.75       7/01/2029         11,500
                                                                                      ----------
                                                                                          20,795
                                                                                      ----------
            CALIFORNIA (3.8%)
    18,765  Anaheim Public Financing Auth. (LIQ)(INS) (c)    0.25      10/01/2014         18,765
     3,115  Compton USD (LIQ)(LOC - Deutsche Bank
              A.G.) (c)                                      0.21       6/01/2022          3,115
    14,945  State (LIQ)(LOC - Dexia Credit Local) (c)        0.63       8/01/2027         14,945
    17,950  State (LIQ)(LOC - Dexia Credit Local) (c)        0.63       8/01/2027         17,950
     1,300  Statewide Communities Dev. Auth. (LIQ)
              (LOC - Citibank, N.A.) (c)                     0.63      12/14/2016          1,300
     7,800  Statewide Communities Dev. Auth. (LIQ)
              (LOC - Citibank, N.A.) (c)                     0.63       9/06/2035          7,800
    17,915  Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                            2.75       5/01/2040         17,915
                                                                                      ----------
                                                                                          81,790
                                                                                      ----------
            COLORADO (1.9%)
     8,915  Arista Metropolitan District
              (LOC - Compass Bank)                           1.75      12/01/2030          8,915
     7,800  Brighton Crossing Metropolitan District
              (LOC - Compass Bank)                           1.63      12/01/2034          7,800
    24,310  Broomfield Urban Renewal Auth.
              (LOC - BNP Paribas)                            0.65      12/01/2030         24,310
                                                                                      ----------
                                                                                          41,025
                                                                                      ----------
            FLORIDA (0.5%)
    10,000  Miami-Dade County School Board (INS)(LIQ) (c)    0.28       5/01/2016         10,000
                                                                                      ----------
            IDAHO (0.9%)
    19,885  American Falls Reservoir District                0.65       2/01/2025         19,885
                                                                                      ----------
            ILLINOIS (2.0%)
     9,345  Chicago Board of Education (INS)(LIQ) (c)        0.21       6/01/2016          9,345
    34,100  State (LIQ)                                      2.00      10/01/2033         34,100
                                                                                      ----------
                                                                                          43,445
                                                                                      ----------
            KENTUCKY (1.2%)
    15,000  Economic Dev. Finance Auth. (INS)(LIQ) (c)       0.38       6/01/2016         15,000

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   11,930  State Property & Buildings Commission
              (LIQ)(LOC - Dexia Credit Local) (c)            0.63%      8/01/2021     $   11,930
                                                                                      ----------
                                                                                          26,930
                                                                                      ----------
            LOUISIANA (2.2%)
    18,000  St. James Parish (LOC - Natixis S.A.)            0.73      11/01/2039         18,000
    30,000  St. James Parish                                 0.40      11/01/2040         30,000
                                                                                      ----------
                                                                                          48,000
                                                                                      ----------
            NEW JERSEY (3.0%)
    22,300  EDA (LIQ)(LOC - Dexia Credit Local) (c)          0.73       9/01/2022         22,300
     2,785  EDA (LOC - Valley National Bank)                 1.00       3/01/2031          2,785
     7,135  EDA (LOC - Valley National Bank)                 0.56      11/01/2031          7,135
     6,500  EDA (LOC - Sovereign Bank)                       0.84       5/15/2033          6,500
     4,275  EDA (LOC - Valley National Bank)                 0.34      11/01/2040          4,275
    12,465  EDA (LOC - Valley National Bank)                 0.34      11/01/2040         12,465
     9,000  Salem County Pollution Control Financing Auth.   0.33      11/01/2033          9,000
                                                                                      ----------
                                                                                          64,460
                                                                                      ----------
            NEW YORK (2.7%)
     4,580  Dormitory Auth. (LIQ)(LOC - Dexia
              Credit Local)(c)                               0.63       5/15/2022          4,580
    25,900  MTA (LOC - KBC Bank N.V.)                        0.36      11/01/2025         25,900
     2,700  New York City (LOC - KBC Bank N.V.)              0.20       8/01/2038          2,700
     5,015  Ulster County IDA (LOC - Sovereign Bank)         0.85       9/15/2037          5,015
    20,425  Urban Dev. Corp. (LIQ)(LOC - Dexia
              Credit Local) (c)                              0.63       3/15/2024         20,425
                                                                                      ----------
                                                                                          58,620
                                                                                      ----------
            NORTH CAROLINA (0.9%)
    20,000  Person County Industrial Facilities and
              Pollution Control Financing Auth.
              (LOC - Credit Industriel et Commercial)        0.22      11/01/2035         20,000
                                                                                      ----------
            PENNSYLVANIA (3.2%)
     9,100  Berks County IDA (NBGA)                          3.50       7/01/2016          9,100
    19,200  Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                  0.32      12/01/2020         19,200
    13,400  Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                  0.32      12/01/2020         13,400
     8,300  Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                  0.32      12/01/2020          8,300
    20,000  Luzerne County (INS)(LIQ)                        0.35      11/15/2026         20,000
                                                                                      ----------
                                                                                          70,000
                                                                                      ----------
            PUERTO RICO (0.5%)
     9,990  Highway & Transportation Auth. (LIQ)
              (LOC - Dexia Credit Local) (c)                 0.68       7/01/2030          9,990
                                                                                      ----------
            TENNESSEE (1.1%)
    24,300  Tennergy Corp. (LIQ)(LOC - JPMorgan
              Chase & Co.) (c)                               0.23       5/01/2016         24,300
                                                                                      ----------
            TEXAS (1.8%)
     9,000  Fort Bend County (LIQ) (c)                       0.20       3/01/2032          9,000
    14,200  Harris County Cultural Education Facilities
              Finance Corp. (LOC - Compass Bank)             0.25       6/01/2038         14,200
     4,250  Weslaco Health Facilities Dev. Corp.
              (LOC - Compass Bank)                           0.90       6/01/2031          4,250

================================================================================

13  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   12,770  Weslaco Health Facilities Dev. Corp.
              (LOC - Compass Bank)                           0.90%     6/01/2038      $   12,770
                                                                                      ----------
                                                                                          40,220
                                                                                      ----------
            Total Variable-Rate Demand Notes (cost: $579,460)                            579,460
                                                                                      ----------

            TOTAL INVESTMENTS (COST: $2,101,510)                                      $2,167,651
                                                                                      ==========

($ IN 000s)                                    VALUATION HIERARCHY
                                               -------------------
                                      (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                    QUOTED PRICES        OTHER         SIGNIFICANT
                                      IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                       MARKETS        OBSERVABLE         INPUTS
                                    FOR IDENTICAL        INPUTS
ASSETS                                 ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------
Fixed-Rate Instruments              $          --     $ 1,108,196     $        --        $ 1,108,196
Put Bonds                                      --         472,953              --            472,953
Adjustable-Rate Notes                          --           7,042              --              7,042
Variable-Rate Demand Notes                     --         579,460              --            579,460
----------------------------------------------------------------------------------------------------
Total                               $          --     $ 2,167,651     $        --        $ 2,167,651
----------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through December 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

15  | USAA Tax Exempt Short-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2012, were $66,285,000 and $144,000, respectively, resulting in net unrealized appreciation of $66,141,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,177,623,000 at December 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2012, was $201,000, which represented less than 0.1% of the Fund's net assets.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) At December 31, 2012, the aggregate market value of securities purchased on a when-issued basis was $7,220,000.

(e) At December 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2012.

================================================================================

17  | USAA Tax Exempt Short-Term Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     02/26/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.